Recent Accounting Standards	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Standards	Recent Accounting Standards
1) Recently adopted accounting standards
We adopted the following accounting standard updates ("ASUs") in the year:
a) ASU 2016-13 - Financial Instruments - Measurement of Credit Losses (Also 2018-19, 2019-04 & 2019-11)
In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19, ASU 2019-04 and ASU 2019-11: Codification Improvements to Topic 326 ‘‘Financial Instruments-Credit Losses”. Topic 326 replaces the incurred loss impairment methodology (that recognizes losses when a probable threshold is met) with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately, based on information about past events, current conditions and forecasts of future economic conditions. Under the current expected credit loss ('CECL') measurement financial assets are reflected at the net amount expected to be collected from the financial asset, CECL measurement is applicable to financial assets measured at amortized cost as well as off-balance sheet credit exposures not accounted for as insurance (including financial guarantees).
Using the modified retrospective method, reporting periods beginning after January 1, 2020 are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. On adoption of the CECL approach we recognized an initial credit allowance of $143 million through opening retained earnings on January 1, 2020. The allowance for credit losses is presented as a deduction from the asset’s amortized cost (or liability for off-balance sheet exposures) and the net balance shown on the Consolidated Balance Sheet with associated credit loss expense in the Consolidated Statement of Operations.
The ECL allowance related primarily to subordinated loan receivables due from related parties (refer to Note 32 - "Related party transactions"). Our external customers are mostly international or national oil companies with high credit standing. We have historically had a very low incidence of credit losses from these customers. Therefore, adoption of the new guidance has not had a material impact on receivables due from our customers.
b) ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU remove some disclosure requirements relating to transfers between Level 1 and Level 2 of the fair value hierarchy and introduce new disclosure requirements for Level 3 measurements. We adopted the disclosure improvements prospectively on January 1, 2020, which mainly relate to additional consolidated financial statements notes disclosure for the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and disclosure of the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements (see Note 34 - "Fair values of financial instruments").
c) ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The update is intended to improve general purpose financial reporting by considering indirect interests held through related parties in common control arrangements on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. We are required to adopt the codification improvements retrospectively using a cumulative-effect method to retained earnings of the earliest period presented herein, but the amendment had no impact on historic consolidation assessments or retained earnings.
d) ASU 2020-03 Financial Instruments: Codification Improvements
In March 2020, the FASB issued ASU 2020-03 Financial Instruments (Topic 825) - Codification Improvements. The amendments in this ASU propose seven clarifications to improve the understandability of existing guidance, including that fees between debtor and creditor and third-party costs directly related to exchanges or modifications of debt instruments include line-of-credit or revolving debt arrangements. We adopted the codification improvements that were effective on issuance from January 1, 2020 under the specified transition approach connected with each of the codification improvements. This amendment has not had a material impact on our consolidated financial statements or related disclosures, including retained earnings, as of January 1, 2020.
e) Other accounting standard updates
We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:
•ASU 2017-04 Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.
•ASU 2018-14 Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans.
•ASU 2018-15 Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.
•ASU 2019-04 Codification Improvements to Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments.
•ASU 2019-08 Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements—Share-Based Consideration Payable to a Customer.
2) Recently issued accounting standards
Recently issued ASUs by the FASB that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:
a) ASU 2019-12 Income Taxes (Topic 740): Simplifying the accounting for income taxes
In December 2019, the FASB issued ASU 2019-12. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The guidance will be effective from January 1, 2021 on a mainly prospective basis, with early adoption permitted. This amendment will have no material impact on our consolidated financial statements or related disclosures, including retained earnings, as of January 1, 2021.
b) ASU 2020-04 Reference Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
In March 2020, the FASB issued ASU 2020-04. The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to contract modifications that occur after December 31, 2022. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
c) Other accounting standard updates issued by the FASB
As of March 19, 2021, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.